Intangible Assets	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets
Note 9 - Intangible Assets

Intangible assets

Net intangible assets as of December 31, 2018 are as follows:

		December 31
		2017	2018
	Useful life	US$ thousands
Original cost:
Current technology	3	3,844	3,832
Customer relationships	3	1,937	1,937
Capitalization of software development costs	3	-	928
Licenses	3	-	106
		5,781	6,803
Accumulated amortization:
Current technology		3,181	3,832
Customer relationships		1,553	1,937
Capitalization of software development costs		-	37
Licenses		-	31
		4,734	5,837

Intangible assets, Net:
Current technology		663	-
Customer relationships		384	-
Capitalization of software development costs		-	891
Licenses		-	75
		1,047	966

Amortization expense for the years ended December 31, 2016, 2017 and 2018 were US$ 2,240 thousand, US$ 1,888 thousand and US$ 1,103 thousand, respectively.